PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 9,962	$ 9,809
Actual return on plan assets	(1,028)	433
Employer contributions	2,290	2,175
Foreign currency exchange rate changes	(130)	474
Benefit payments	(2,952)	(2,929)
Fair value of plan assets at December 31	$ 8,142	$ 9,962